Earnings Per Share - Summary of Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Earnings attributable to BHP shareholders
Continuing operations	$ 11,304	$ 7,956	$ 8,648
Total	$ 11,304	$ 7,956	$ 8,306
Weighted average number of shares
Basic	5,057	5,057	5,180
Diluted	5,068	5,069	5,193
Basic earnings per ordinary share
Continuing operations	$ 2.235	$ 1.573	$ 1.669
Total	2.235	1.573	1.603
Diluted earnings per ordinary share
Continuing operations	2.230	1.570	1.665
Total	2.230	1.570	1.599
Headline earnings per ordinary share (US cents)
Basic	2.848	1.711	1.649
Diluted	$ 2.842	$ 1.707	$ 1.645